Long-term debt	12 Months Ended
Dec. 31, 2012
Long-term debt
24 Long-term debt
end of	2012	2011

Long-term debt (CHF million)

Senior	115,861	123,632

Subordinated	17,741	24,165

Non-recourse liabilities from consolidated VIEs	14,532	14,858

Long-term debt	148,134	162,655

of which reported at fair value	65,384	70,366

of which structured notes	36,637	35,726

Structured notes by product
end of	2012

Structured notes (CHF million)

Equity	23,761

Fixed income	6,559

Emerging markets [1]	3,304

Credit	1,893

Other	1,120

Total structured notes	36,637

1 Transactions where the return is based on a referenced underlying or counterparty specific to emerging markets.

Total long-term debt is comprised of debt issuances managed by Treasury which do not contain derivative features (vanilla debt), as well as hybrid debt instruments with embedded >>>derivatives, which are issued as part of the Group’s structured product activities. Long-term debt includes both Swiss franc and foreign exchange denominated fixed and variable rate bonds.

The interest rate ranges presented in the table below are based on the contractual terms of the Group’s vanilla debt. Interest rate ranges for future coupon payments on structured products for which >>>fair value has been elected are not included in the table below as these coupons are dependent upon the embedded derivative and prevailing market conditions at the time each coupon is paid. In addition, the effects of derivatives used for hedging are not included in the interest rate ranges on the associated debt.

Long-term debt by maturities
end of			2013			2014			2015			2016			2017			Thereafter	Total

Group parent company (CHF million)

Senior debt
Fixed rate			–			–			–			–			–			376	376

Interest rate (in %) [1]			–			–			–			–			–			7.3	–

Subordinated debt
Fixed rate			–			–			29			–			32			–	61

Interest rates (in %) [1]			–			–			8.5			–			7.0			–	–

Subtotal – Group parent company			–			–			29			–			32			376	437

Subsidiaries (CHF million)

Senior debt
Fixed rate			14,815			11,637			14,333			4,018			8,983			16,120	69,906

Variable rate			12,807			8,179			5,940			4,497			4,530			9,626	45,579

Interest rates (range in %) [1]	0.0	–	13.6	0.0	–	13.0	0.0	–	12.5	0.3	–	10.2	0.4	–	5.1	0.0	–	8.2	–

Subordinated debt
Fixed rate			2,465			144			414			1,830			979			11,578	17,410

Variable rate			–			–			19			–			46			205	270

Interest rates (range in %) [1]	3.7	–	13.2			9.3	2.8	–	10.3			8.2	1.0	–	8.5	0.0	–	13.2	–

Non-recourse liabilities from consolidated VIEs
Fixed rate			218			2			815			89			–			92	1,216

Variable rate			153			478			468			748			34			11,435	13,316

Interest rates (range in %) [1]	0.6	–	0.8	0.7	–	13.2	0.0	–	12.6	0.0	–	12.8			2.0	0.0	–	10.9	–

Subtotal – Subsidiaries			30,458			20,440			21,989			11,182			14,572			49,056	147,697

Total long-term debt			30,458			20,440			22,018			11,182			14,604			49,432	148,134

of which structured notes			7,655			7,505			5,730			3,793			3,395			8,559	36,637

1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.

The Group and the Bank maintain a shelf registration statement with the US Securities and Exchange Commission (SEC), which allows them to issue, from time to time, senior and subordinated debt securities, warrants and related guarantees. The shelf registration statement also allows certain subsidiaries of the Group to issue exchangeable or convertible debt securities which are guaranteed by the Group and are exchangeable or convertible into ordinary shares of the Group.

> Refer to “Note 39 – Subsidiary guarantee information” for further information on the subsidiary guarantees.
The Group maintains a euro medium-term note program that allows it, certain finance subsidiaries (guaranteed by the Group) and the Bank to issue senior debt securities notes.
Credit Suisse Group Finance (Guernsey) Limited, a finance subsidiary of the Group, maintains a JPY 500 billion Samurai shelf registration statement that allows it to issue, from time to time, senior and subordinated debt securities, guaranteed by the Group.

Bank
Long-term debt
23 Long-term debt
end of	2012	2011

Long-term debt (CHF million)

Senior	112,123	120,497

Subordinated	20,342	25,998

Non-recourse liabilities from consolidated VIEs	14,532	14,858

Long-term debt	146,997	161,353

of which reported at fair value	64,774	68,036

of which structured notes	36,639	35,728

Structured notes by product
end of	2012

Structured notes (CHF million)

Equity	23,761

Fixed income	6,559

Emerging markets [1]	3,304

Credit	1,893

Other	1,122

Total structured notes	36,639

1 Transactions where the return is based on a referenced underlying or counterparty specific to emerging markets.

Long-term debt by maturities
end of			2013			2014			2015			2016			2017			Thereafter	Total

Long-term debt (CHF million)

Senior debt
Fixed rate			13,931			11,295			13,859			3,493			8,548			13,802	64,928

Variable rate			12,807			8,179			7,221			4,497			4,532			9,959	47,195

Interest rates (range in %) [1]	0.0	–	13.6	0.0	–	13.0	0.0	–	12.5	0.3	–	10.2	0.6	–	5.1	0.0	–	8.2	–

Subordinated debt
Fixed rate			2,465			144			89			1,830			1,011			11,303	16,842

Variable rate			3,000			200			19			30			46			205	3,500

Interest rates (range in %) [1]	0.4	–	13.2	1.3	–	9.3	2.8	–	10.3	0.3	–	8.2	1.0	–	8.5	0.0	–	13.2	–

Non-recourse liabilities from consolidated VIEs
Fixed rate			218			2			815			89			–			92	1,216

Variable rate			153			478			468			748			34			11,435	13,316

Interest rates (range in %) [1]	0.6	–	0.8	0.7	–	13.2	0.0	–	12.6	0.0	–	12.8			2.0	0.0	–	10.9	–

Total long-term debt			32,574			20,298			22,471			10,687			14,171			46,796	146,997

of which structured notes			7,655			7,505			5,730			3,793			3,397			8,559	36,639

1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.

> Refer to “Note 24 – Long-term debt” in V – Consolidated financial statements – Credit Suisse Group for further information.